Note 20 - Share-based Compensation (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended																																1 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended							12 Months Ended		0 Months Ended				12 Months Ended		0 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Mar. 12, 2012 Options 2012 Plan G [Member]	Mar. 12, 2012 Option G1 [Member] Options 2012 Plan G [Member]	Mar. 12, 2012 Option G2 [Member] Options 2012 Plan G [Member]	Mar. 12, 2012 Option G3 [Member] Options 2012 Plan G [Member]	Mar. 12, 2012 Option G4 [Member] Options 2012 Plan G [Member]	Mar. 12, 2012 Option G5 [Member] Options 2012 Plan G [Member]	Mar. 12, 2012 Option H1 [Member] Options 2012 Plan H [Member]	Mar. 12, 2012 Option H2 [Member] Options 2012 Plan H [Member]	Mar. 12, 2012 Option H3 [Member] Options 2012 Plan H [Member]	Mar. 12, 2012 Option H4 [Member] Options 2012 Plan H [Member]	Mar. 12, 2012 Option H5 [Member] Options 2012 Plan H [Member]	Mar. 12, 2012 Option H6 [Member] Options 2012 Plan H [Member]	Apr. 02, 2012 Option I1 [Member] Inscom Options 2012 Plan [Member]	Apr. 02, 2012 Option I2 [Member] Inscom Options 2012 Plan [Member]	Apr. 02, 2012 Option I3 [Member] Inscom Options 2012 Plan [Member]	Apr. 02, 2012 Option I4 [Member] Inscom Options 2012 Plan [Member]	Apr. 28, 2011 Option F 1 [Member] Options 2011 Plan [Member]	Apr. 28, 2011 Option F 2 [Member] Options 2011 Plan [Member]	Apr. 28, 2011 Option F 3 [Member] Options 2011 Plan [Member]	Apr. 28, 2011 Option F 4 [Member] Options 2011 Plan [Member]	Feb. 08, 2011 Option E 1 [Member] Options 2010 Plan [Member]	Feb. 08, 2011 Option E 2 [Member] Options 2010 Plan [Member]	Feb. 08, 2011 Option E 3 [Member] Options 2010 Plan [Member]	Feb. 08, 2011 Option E 4 [Member] Options 2010 Plan [Member]	Mar. 09, 2009 Option D 1 [Member] Options 2009 Plan [Member]	Mar. 09, 2009 Option D 2 [Member] Options 2009 Plan [Member]	Mar. 09, 2009 Option D 3 [Member] Options 2009 Plan [Member]	Mar. 09, 2009 Option D 4 [Member] Options 2009 Plan [Member]	Nov. 21, 2008 Option C 1 [Member] Options 2008 Plan [Member]	Nov. 21, 2008 Option C 2 [Member] Options 2008 Plan [Member]	Nov. 21, 2008 Option C 3 [Member] Options 2008 Plan [Member]	Nov. 21, 2008 Option C 4 [Member] Options 2008 Plan [Member]	Jun. 24, 2013 Inscom Options 2013 Plan [Member] Entrepreneurial Agents [Member]	Jun. 24, 2013 Inscom Options 2013 Plan [Member] Employees [Member]	Jun. 24, 2013 Inscom Options 2013 Plan [Member]	Dec. 31, 2013 Inscom Options 2013 Plan [Member] CNY	Mar. 29, 2012 Inscom Options 2013 Plan [Member]	Mar. 12, 2012 Options 2012 Plan G [Member] Director [Member]	Mar. 12, 2012 Options 2012 Plan G [Member] Independent Director [Member] USD ($)	Mar. 12, 2012 Options 2012 Plan G [Member] Independent Director [Member] CNY	Mar. 12, 2012 Options 2012 Plan G [Member] USD ($)	Mar. 12, 2012 Options 2012 Plan G [Member] CNY	Mar. 12, 2012 Options 2012 Plan G [Member] USD ($)	Mar. 12, 2012 Options 2012 Plan G [Member] CNY	Dec. 31, 2013 Options 2012 Plan G [Member] CNY	Dec. 31, 2012 Options 2012 Plan G [Member] CNY	Mar. 12, 2012 Options 2012 Plan H [Member] Entrepreneurial Agents [Member]	Mar. 12, 2012 Options 2012 Plan H [Member] Captains [Member]	Mar. 12, 2012 Options 2012 Plan H [Member] USD ($)	Mar. 12, 2012 Options 2012 Plan H [Member] CNY	Dec. 31, 2013 Options 2012 Plan H [Member] CNY	Dec. 31, 2012 Options 2012 Plan H [Member] CNY	Apr. 02, 2012 Inscom Options 2012 Plan [Member] Entrepreneurial Agents [Member]	Apr. 02, 2012 Inscom Options 2012 Plan [Member] Employees [Member]	Apr. 02, 2012 Inscom Options 2012 Plan [Member] CNY	Nov. 30, 2012 Inscom Options 2012 Plan [Member]	Dec. 31, 2013 Inscom Options 2012 Plan [Member] CNY	Dec. 31, 2012 Inscom Options 2012 Plan [Member] CNY	Nov. 30, 2012 Options 2011 Plan [Member] CNY	Apr. 28, 2011 Options 2011 Plan [Member] USD ($)	Apr. 28, 2011 Options 2011 Plan [Member] CNY	Dec. 31, 2012 Options 2011 Plan [Member]	Dec. 31, 2011 Options 2011 Plan [Member] CNY	Dec. 31, 2013 Options 2011 Plan [Member]	Feb. 08, 2011 Options 2010 Plan [Member] USD ($)	Feb. 08, 2011 Options 2010 Plan [Member] CNY	Nov. 30, 2011 Options 2010 Plan [Member] CNY	Dec. 31, 2011 Options 2010 Plan [Member] CNY	Feb. 08, 2011 Options 2010 Plan [Member] USD ($)	Feb. 08, 2011 Options 2010 Plan [Member] CNY	Dec. 31, 2013 Options 2010 Plan [Member]	Mar. 09, 2009 Options 2009 Plan [Member] USD ($)	Mar. 09, 2009 Options 2009 Plan [Member] CNY	Dec. 31, 2013 Options 2009 Plan [Member] CNY	Dec. 31, 2012 Options 2009 Plan [Member] CNY	Dec. 31, 2011 Options 2009 Plan [Member] CNY	Nov. 21, 2008 Options 2008 Plan [Member] USD ($)	Nov. 21, 2008 Options 2008 Plan [Member] CNY	Dec. 31, 2013 Options 2008 Plan [Member] CNY	Dec. 31, 2012 Options 2008 Plan [Member] CNY	Dec. 31, 2011 Options 2008 Plan [Member] CNY	Feb. 03, 2007 Options 2007 Plan A [Member] Public Listing [Member]	Feb. 03, 2007 Options 2007 Plan A [Member] First Anniversary [Member]	Feb. 03, 2007 Options 2007 Plan A [Member] CNY	Dec. 31, 2013 Options 2007 Plan A [Member] CNY	Dec. 31, 2013 2008 Options and 2009 Options [Member] CNY	Dec. 31, 2013 Inscom Options [Member] CNY
Note 20 - Share-based Compensation (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent																																									65.10%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																									202,400,000
Share Based Compensation Arrangement by Share Based Payment Award, Shares Authorized as Percentage of Total Number of Ordinary Shares																																									20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																					5,914,312	14,744,000									92,845,000	92,845,000			3,000,000	800,000	3,800,000	3,800,000			36,515,586	24,492,750						28,400,000	28,400,000								48,000,000	48,000,000		10,000,000	10,000,000				32,000,000	32,000,000						5,473,684
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																																							60,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		1.90	4.77																																					1.20																																																			0.025
Allocated Share-based Compensation Expense	45,317	66,878	57,003																																					6									35,732	60,666					1,288	1,100					6	3					24,615					26,985						238	1,353	1,469			946	3,756	3,934
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					5 years																																																						2 years					4 years	4 years				4 years	4 years						4 years	4 years				4 years	4 years						2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		96,645,000	28,400,000																																							8,800,000			3,200,000	3,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Percentage of Granted Options, Vest						20.00%	20.00%	25.00%	20.00%	15.00%	40.00%	40.00%	20.00%	40.00%	40.00%	20.00%	86.00%	14.00%	36.00%	64.00%	30.00%	30.00%	20.00%	20.00%	30.00%	30.00%	20.00%	20.00%	30.00%	30.00%	20.00%	20.00%	30.00%	30.00%	20.00%	20.00%																																																		40.00%	30.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price																																											$ 0.31	1.98	$ 0.30	1.90	$ 0.30	1.90					$ 0.30	1.90					1.00					$ 0.73	4.77				$ 0.84	5.73			$ 0.84	5.73		$ 0.34	2.30				$ 0.28	1.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value																																											$ 0.03	0.17	$ 0.04	0.26							$ 0.04	0.26
Share Based Compensation Arrangement by Share Based Payment Award, Risk Premium																																													1.05%	1.05%									1.05%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period			44,646,484																																																									16,974,600						11,425,400						20,328,116
Share-based Compensation Arrangement by Share-based Payment Award, Options, Cancellations in Period Allocated Share-based Compensation Expense																																																															22,015								26,150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Cancellations in Period																																																																							27,671,884
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		183,380	2,670,340																																																																											1,240,480					2,553,400						4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	1,431,734	411,490	31,991,516																																					497,000																					3,025,225																	231,600	200,410	153,480			269,800	211,080	84,520
Share-based Compensation Arrangement by Share-based Payment Award, Options Grants in Period, Percentage																																																																																								0.80%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	1.92	1.92	1.99	4.04																																													1.90						1.90						0.025																	2.30					1.90					2.32	2.32
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost																																																																																										6,700	401
Share-based Compensation, Options, Extended Period																																																																																											1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	57,977,208
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	41,564
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years																																							1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	131,729,497	133,161,231	37,111,101	88,019,441																																				20,121,312									91,897,750						3,656,336						57,983,111							0							0			7,218,700					28,304,080						652,631
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																	8 years 109 days						8 years 109 days						3 years																	4 years					4 years						3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized																																								6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	73,752,289																																							60,000									37,390,750						186,128																							7,218,700					28,304,080						652,631
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																																								4 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	1.94																																							0.025